Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Accounting Policies [Abstract]
change in level 3
Balance, June 30, 2017	$5,072,579
Issued during the three months ended September 30, 2017	$443,482
Exercises/Conversions	$(112,511)
Change in fair value recognized in operations	$(1,813,249)
Balance, September 30, 2017	$3,590,301

Balance, June 30, 2015	$11,504,057
Issued during the year ended June 30, 2016	3,887,618
Converted during the year ended June 30, 2016	$(2,102,681)
Change in fair value recognized in operations	$(11,071,250)
Balance, June 30, 2016	$2,217,744

Issued during the year ended June 30, 2017	$1,383,650
Exercises/Conversions	$(479,834)
Change in fair value recognized in operations	$1,951,019
Balance, June 30, 2017	$5,072,579

The estimated fair value of the derivative instruments
Estimate Dividends	None
Expected Volatility	127.3%
Risk-Free Interest Rate	1.06%
Expected Term	.1-1.8 years

	2017	2016
Estimated Dividends	None	None
Expected Volatility	114%	45%
Risk Free Interest Rate	.84%	.12%
Expected Term	.1 to 2.0 years	.1 to 5.5 years